Long-term deposits (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Long-term deposits
Construction deposit	$ 822,505	$ 843,607
Deposit for acquisition of land use rights	274,123	281,156
Long-term deposits	$ 1,096,628	$ 1,124,763